Loss per share (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Earnings per share [abstract]
Summary of Loss per share
The following table reflects the loss and share data used in the basic and diluted loss per share calculations for the s
i
x months ended June 30, 2022 and 2021:

	For the six months ended June 30,
(in €‘000)	2022	2021
Loss attributable to ordinary equity holders of the Company	(246,913)	(143,756)
Dilutive effects on loss per share	—	—
Total loss for basic and diluted loss per share	(246,913)	(143,756)
Weighted average number of ordinary shares for basic and diluted loss per share	235,430,660	190,270,210
Basic and diluted losses per share	(1.05)	(0.76)

The following table reflects the loss and share data used in the basic and diluted loss per share calculations for the years ended December 31, 2021, 2020, and 2019:

	2021	2020	2019
Loss attributable to ordinary equity holders of the Company (in €‘000)	(319,672)	(43,256)	(43,104)
Weighted average number of ordinary shares outstanding	100	100	100
Basic and diluted loss per share (in €‘000)	(3,197)	(433)	(431)